Deferred Charges, Net (Tables)	9 Months Ended
Mar. 31, 2014
Deferred Charges, Net.
Schedule of movement of deferred financing costs and drydocking costs
	Financing costs	Drydocking costs
On inception , July 1, 2013	—	—
Additions	1,516,847	600,394
Amortization	(800,807)	(65,103)
Balance, March 31, 2014	716,040	535,291